INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Deferred tax (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	$ (4,265,728)	$ (3,211,452)	$ (2,567,101)	$ (2,320,272)
Deferred tax assets [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	6,642,821	7,669,219	6,171,791	4,166,160
Deferred tax assets [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	4,922,586	5,656,771
Deferred tax assets [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	1,720,235	2,012,448
Deferred tax liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	(10,908,549)	(10,880,671)	$ (8,738,892)	$ (6,486,432)
Deferred tax liabilities [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	(9,909,062)	(9,560,077)
Deferred tax liabilities [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	$ (999,487)	$ (1,320,594)